UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21457

Name of Fund: BlackRock Bond Allocation Target Shares

Series C Portfolio

Series M Portfolio

Series N Portfolio

Series S Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Bond Allocation Target Shares, 40 East 52nd Street, New York, NY 10022

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 03/31/2011

Date of reporting period: 12/31/2010

Item 1	–	Schedule of Investments

Schedule of Investments December 31, 2010 (Unaudited)	Series C Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds
Aerospace & Defense — 1.2%
Lockheed Martin Corp., 6.15%, 9/01/36	$345	$374,105
Northrop Grumman Systems Corp., 7.88%, 3/01/26	1,000	1,255,239
United Technologies Corp., 6.05%, 6/01/36	1,900	2,145,299

		3,774,643

Airlines — 0.3%
Continental Airlines 2010-1 Class A Pass-Through Trust, 4.75%, 1/12/21	1,000	1,000,000

Automobiles — 0.6%
Daimler Finance North America LLC, 5.75%, 9/08/11	2,000	2,066,562

Beverages — 1.2%
Anheuser-Busch InBev Worldwide, Inc., 8.20%, 1/15/39(a)	770	1,044,580
Diageo Finance BV, 5.50%, 4/01/13	2,300	2,510,553
PepsiCo, Inc., 7.90%, 11/01/18	268	344,812

		3,899,945

Capital Markets — 6.2%
Ameriprise Financial, Inc., 5.30%, 3/15/20	325	341,919
The Goldman Sachs Group, Inc.:
5.25%, 10/15/13	3,525	3,814,818
6.25%, 9/01/17	1,500	1,655,327
6.15%, 4/01/18	525	578,126
7.50%, 2/15/19	620	722,914
5.38%, 3/15/20	1,685	1,741,213
6.00%, 6/15/20	250	270,166
Morgan Stanley:
5.63%, 1/09/12	5,175	5,403,445
6.25%, 8/28/17	885	953,292
7.30%, 5/13/19	1,625	1,829,162
5.63%, 9/23/19	400	407,873
Nomura Holdings, Inc., 5.00%, 3/04/15	1,175	1,225,044
The Northern Trust Corp., 4.60%, 2/01/13	125	133,403
UBS AG, 5.88%, 12/20/17	665	731,384

		19,808,086

Chemicals — 0.2%
The Dow Chemical Co., 8.55%, 5/15/19	450	563,962

Commercial Banks — 7.4%
Barclays Bank Plc, 5.14%, 10/14/20	1,500	1,349,622
Discover Bank:
8.70%, 11/18/19	650	765,124
7.00%, 4/15/20	1,250	1,343,803
HSBC Bank USA, N.A., 4.63%, 4/01/14	5,500	5,734,575
HSBC Holdings Plc, 6.80%, 6/01/38	680	735,296
ING Bank NV, 3.00%, 9/01/15(a)	1,625	1,584,798
Itau Unibanco Holding SA, 6.20%, 4/15/20(a)	1,315	1,350,956
Royal Bank of Scotland Group Plc, 5.00%, 11/12/13	3,000	2,957,918
Standard Chartered Plc, 5.50%, 11/18/14(a)	2,200	2,384,279
Wells Fargo & Co., 4.38%, 1/31/13	5,015	5,307,129

		23,513,500

Commercial Services & Supplies — 0.1%
Tyco International Finance SA, 8.50%, 1/15/19	300	383,995

Consumer Finance — 0.6%
SLM Corp., 5.40%, 10/25/11	1,780	1,811,408

Diversified Financial Services — 9.6%
AngloGold Ashanti Holdings Plc:
5.38%, 4/15/20	1,000	1,040,000
6.50%, 4/15/40	600	613,359
Bank of America Corp.:
6.50%, 8/01/16	3,330	3,613,360
5.75%, 12/01/17	2,080	2,164,502
Citigroup, Inc.:
5.50%, 10/15/14	4,050	4,363,660
4.75%, 5/19/15	785	821,971
5.30%, 1/07/16	1,000	1,061,795
CME Group Index Services LLC, 4.40%, 3/15/18(a)	1,700	1,710,919
Crown Castle Towers LLC, 6.11%, 1/15/20(a)	1,450	1,512,815
General Electric Capital Corp.:
2.80%, 1/08/13	2,200	2,249,064
6.75%, 3/15/32	1,075	1,217,027
6.15%, 8/07/37	1,225	1,291,261
Iberdrola Finance Ireland Ltd., 3.80%, 9/11/14(a)	750	746,633
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.75%, 1/15/16	825	825,000
JPMorgan Chase & Co.:
6.00%, 1/15/18	2,150	2,401,004
5.50%, 10/15/40	700	715,498
JPMorgan Chase Bank, N.A., 6.00%, 7/05/17	1,427	1,547,731
Merrill Lynch & Co., Inc.:
6.05%, 5/16/16	1,350	1,390,920
7.75%, 5/14/38	500	518,914
SteelRiver Transmission Co. LLC, 4.71%, 6/30/17(a)	700	688,240

		30,493,673

Diversified Telecommunication Services — 3.6%
AT&T Inc., 6.50%, 9/01/37	890	959,822
Qwest Corp., 8.38%, 5/01/16	2,000	2,370,000

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ACA	ACA Financial Guaranty Corp.	GNMA	Ginnie Mae
	AGC	Assured Guaranty Corp.	GO	General Obligation Bonds
	AMBAC	American Municipal Bond Assurance Corp.	IDA	Industrial Development Authority
	AMT	Alternative Minimum Tax (subject to)	LIBOR	London InterBank Offered Rate
	BHAC	Berkshire Hathaway Assurance Corp.	RB	Revenue Bonds
	FHLMC	Freddie Mac	S/F	Single Family
	FNMA	Fannie Mae	USD	US Dollar

BLACKROCK BOND ALLOCATION TARGET SHARES	DECEMBER 31, 2010	1

Schedule of Investments (continued)	Series C Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds
Diversified Telecommunication Services (concluded)
Telecom Italia Capital SA, 5.25%, 11/15/13	$1,360	$1,416,856
Telefonica Emisiones SAU, 7.05%, 6/20/36	1,075	1,099,914
Telefonica Moviles Chile SA, 2.88%, 11/09/15(a)	1,375	1,324,354
Verizon Communications, Inc.:
6.10%, 4/15/18	1,025	1,164,320
6.25%, 4/01/37	1,625	1,733,968
Verizon Global Funding Corp., 7.75%, 12/01/30	750	930,418
Verizon Maryland, Inc., 6.13%, 3/01/12	305	321,752

		11,321,404

Electric Utilities — 4.5%
Carolina Power & Light Co., 6.30%, 4/01/38	750	845,525
The Cleveland Electric Illuminating Co., 5.65%, 12/15/13	450	492,069
Duke Energy Carolinas LLC, 5.25%, 1/15/18	450	497,502
Duke Energy Corp., 3.35%, 4/01/15	1,700	1,750,058
Florida Power & Light Co., 5.95%, 2/01/38	1,075	1,191,202
Jersey Central Power & Light Co., 5.65%, 6/01/17	1,710	1,868,991
Kentucky Utilities Co., 5.13%, 11/01/40(a)	1,050	1,030,095
Kiowa Power Partners LLC, 4.81%, 12/30/13(a)	10	10,272
MidAmerican Energy Holdings Co.:
5.30%, 3/15/18	2,170	2,408,696
5.75%, 4/01/18	1,475	1,662,102
Ohio Edison Co., 6.40%, 7/15/16	190	216,643
PacifiCorp, 6.00%, 1/15/39	450	496,339
Progress Energy, Inc., 4.88%, 12/01/19	1,075	1,128,164
Southern California Edison Co., 5.35%, 7/15/35	825	836,177

		14,433,835

Energy Equipment & Services — 0.8%
Halliburton Co., 7.45%, 9/15/39	800	1,027,921
Transocean, Inc., 6.00%, 3/15/18	1,575	1,654,210

		2,682,131

Food & Staples Retailing — 1.9%
CVS Caremark Corp., 5.75%, 6/01/17	1,700	1,891,505
Tesco Plc, 5.50%, 11/15/17(a)	1,840	2,052,790
Wal-Mart Stores, Inc.:
2.88%, 4/01/15	1,430	1,466,903
5.25%, 9/01/35	675	679,285

		6,090,483

Food Products — 1.3%
Kraft Foods, Inc.:
6.50%, 8/11/17	2,075	2,415,449
5.38%, 2/10/20	565	608,092
6.50%, 11/01/31	375	417,130
6.88%, 2/01/38	625	725,662

		4,166,333

Gas Utilities — 0.3%
Atmos Energy Corp., 8.50%, 3/15/19	800	1,001,405

Health Care Equipment & Supplies — 1.6%
CareFusion Corp., 6.38%, 8/01/19	2,250	2,542,027
Covidien International Finance SA, 6.00%, 10/15/17	2,300	2,613,968

		5,155,995

Health Care Providers & Services — 0.3%
UnitedHealth Group, Inc., 5.70%, 10/15/40	570	567,528
WellPoint, Inc., 6.38%, 6/15/37	375	409,343

		976,871

Independent Power Producers & Energy Traders — 0.3%
Constellation Energy Group, Inc., 7.60%, 4/01/32	900	1,018,546

Industrial Conglomerates — 0.7%
Holcim US Finance S.à r.l. & Cie S.C.S., 6.00%, 12/30/19(a)	1,175	1,220,172
Hutchison Whampoa International Ltd., 4.63%, 9/11/15(a)	1,000	1,049,882

		2,270,054

Insurance — 7.1%
ACE INA Holdings, Inc., 2.60%, 11/23/15	625	615,289
Allied World Assurance Co. Holdings Ltd., 5.50%, 11/15/20	825	792,714
American International Group, Inc., 6.40%, 12/15/20	960	1,007,241
Hartford Life Global Funding Trusts:
5.20%, 2/15/11	575	577,919
0.39%, 1/17/12(b)	1,350	1,344,519
Lincoln National Corp., 6.15%, 4/07/36	900	888,538
Massachusetts Mutual Life Insurance Co., 8.88%, 6/01/39(a)	1,200	1,606,112
MetLife, Inc., 5.38%, 12/15/12	4,400	4,711,634
Metropolitan Life Global Funding I, 5.13%, 4/10/13(a)	2,550	2,745,631
Pacific Life Insurance Co., 9.25%, 6/15/39(a)	1,230	1,598,427
Pricoa Global Funding I, 5.40%, 10/18/12(a)	2,125	2,275,176
Prudential Financial, Inc.:
5.70%, 12/14/36	1,375	1,363,901
6.63%, 12/01/37	875	972,666
8.88%, 6/15/38(b)	850	988,125
Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39(a)	1,050	1,228,502

		22,716,394

IT Services — 0.1%
International Business Machines Corp., 5.70%, 9/14/17	210	241,028

Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc.:
4.45%, 9/14/12	850	887,926
5.00%, 7/15/20	875	888,241
Life Technologies Corp., 3.50%, 1/15/16	1,295	1,291,053

		3,067,220

Machinery — 0.1%
Ingersoll-Rand Global Holding Co. Ltd., 6.00%, 8/15/13	220	243,279
Siemens Financieringsmat, 5.50%, 2/16/12(a)	100	105,065

		348,344

Media — 10.8%
Comcast Cable Communications Holdings, Inc., 8.38%, 3/15/13	3,000	3,413,691
Comcast Corp.:
6.50%, 11/15/35	1,375	1,477,809
6.55%, 7/01/39	1,725	1,875,989

2	BLACKROCK BOND ALLOCATION TARGET SHARES	DECEMBER 31, 2010

Schedule of Investments (continued)	Series C Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds
Media (concluded)
Cox Communications, Inc.:
7.13%, 10/01/12	$2,250	$2,467,622
4.63%, 6/01/13	5,000	5,350,740
8.38%, 3/01/39(a)	625	809,944
DIRECTV Holdings LLC, 5.20%, 3/15/20	1,400	1,451,356
Discovery Communications LLC:
3.70%, 6/01/15	1,175	1,216,521
6.35%, 6/01/40	205	221,417
Grupo Televisa SA, 6.63%, 1/15/40	900	974,648
NBC Universal, Inc.:
4.38%, 4/01/21(a)	2,050	1,989,744
5.95%, 4/01/41(a)	475	474,952
News America, Inc.:
7.28%, 6/30/28	1,075	1,212,055
6.40%, 12/15/35	1,500	1,611,605
6.90%, 8/15/39	275	314,852
TCM Sub LLC, 3.55%, 1/15/15(a)	1,750	1,786,183
Thomson Reuters Corp., 5.95%, 7/15/13	2,300	2,553,235
Time Warner Cable, Inc.:
5.85%, 5/01/17	2,000	2,231,596
8.25%, 4/01/19	1,120	1,391,234
5.00%, 2/01/20	850	874,767
Time Warner, Inc., 4.88%, 3/15/20	800	833,163
Turner Broadcasting System, Inc., 8.38%, 7/01/13	25	28,722

		34,561,845

Metals & Mining — 2.2%
Anglo American Capital Plc, 9.38%, 4/08/19(a)	635	854,161
Cliffs Natural Resources, Inc., 4.80%, 10/01/20	1,200	1,172,531
Freeport-McMoRan Copper & Gold, Inc., 8.38%, 4/01/17	800	885,000
Rio Tinto Finance USA Ltd., 7.13%, 7/15/28	1,025	1,258,053
Southern Copper Corp., 6.75%, 4/16/40	1,500	1,553,246
Teck Resources Ltd., 10.25%, 5/15/16	850	1,051,875
Xstrata Canada Corp., 6.00%, 10/15/15	75	82,036

		6,856,902

Multiline Retail — 0.2%
JC Penney Corp., Inc., 5.75%, 2/15/18	550	541,750
Kohl’s Corp., 6.88%, 12/15/37	35	40,359

		582,109

Multi-Utilities — 2.3%
CenterPoint Energy, Inc., 6.50%, 5/01/18	850	946,408
Northern States Power Co., 6.20%, 7/01/37	725	834,255
Sempra Energy, 6.50%, 6/01/16	975	1,131,887
Virginia Electric & Power Co.:
5.40%, 1/15/16	3,000	3,373,755
6.00%, 1/15/36	900	981,339

		7,267,644

Oil, Gas & Consumable Fuels — 6.1%
Anadarko Petroleum Corp.:
5.95%, 9/15/16	1,705	1,831,663
6.45%, 9/15/36	375	374,021
BP Capital Markets Plc, 3.13%, 10/01/15	2,875	2,873,025
Canadian Natural Resources Ltd.:
5.70%, 5/15/17	1,645	1,875,562
5.90%, 2/01/18	1,125	1,281,266
Cenovus Energy, Inc., 6.75%, 11/15/39	355	413,573
CenterPoint Energy Resources Corp., 7.88%, 4/01/13	325	367,391
DCP Midstream LLC, 5.35%, 3/15/20(a)	750	777,327
Enterprise Products Operating LLC:
3.70%, 6/01/15	500	515,784
5.25%, 1/31/20	900	936,171
6.45%, 9/01/40	800	863,563
EOG Resources, Inc., 2.50%, 2/01/16	1,000	977,501
Kinder Morgan Energy Partners LP, 7.30%, 8/15/33	1,400	1,558,344
Shell International Finance BV:
3.10%, 6/28/15	950	975,602
6.38%, 12/15/38	800	948,184
Valero Energy Corp., 6.63%, 6/15/37	850	863,288
The Williams Cos., Inc., 8.75%, 3/15/32	750	917,579
Williams Partners LP:
5.25%, 3/15/20	800	829,280
6.30%, 4/15/40	225	234,200

		19,413,324

Paper & Forest Products — 1.0%
Celulosa Arauco y Constitucion SA, 7.25%, 7/29/19	900	1,034,050
International Paper Co.:
7.95%, 6/15/18	1,150	1,368,457
7.50%, 8/15/21	720	850,438

		3,252,945

Pharmaceuticals — 4.1%
Hospira, Inc., 6.05%, 3/30/17	1,660	1,859,743
Merck & Co, Inc., 6.55%, 9/15/37	625	761,444
Roche Holding, Inc., 6.00%, 3/01/19(a)	1,200	1,395,407
Teva Pharmaceutical Finance Co. LLC:
5.55%, 2/01/16	2,400	2,703,840
6.15%, 2/01/36	1,000	1,125,986
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14	1,025	1,101,554
Wyeth:
5.50%, 2/15/16	1,110	1,255,711
5.45%, 4/01/17	1,500	1,694,766
5.95%, 4/01/37	1,175	1,300,287

		13,198,738

Real Estate Investment Trusts (REITs) — 0.7%
AvalonBay Communities, Inc., 6.13%, 11/01/12	53	57,188
Plum Creek Timberlands LP, 4.70%, 3/15/21	875	832,747
ProLogis, 6.25%, 3/15/17	525	547,819
Weyerhaeuser Co., 7.13%, 7/15/23	750	722,644

		2,160,398

Road & Rail — 0.9%
Burlington Northern Santa Fe LLC:
5.65%, 5/01/17	425	473,665
5.75%, 5/01/40	500	517,309
Canadian National Railway Co., 6.25%, 8/01/34	1,100	1,263,868

BLACKROCK BOND ALLOCATION TARGET SHARES	DECEMBER 31, 2010	3

Schedule of Investments (continued)	Series C Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds
Road & Rail (concluded)
Canadian Pacific Railway Co., 7.25%, 5/15/19	$500	$594,781

		2,849,623

Software — 0.9%
Oracle Corp.:
5.25%, 1/15/16	2,100	2,360,992
5.38%, 7/15/40(a)	475	480,991

		2,841,983

Specialty Retail — 0.2%
The Home Depot, Inc., 5.88%, 12/16/36	600	624,089

Tobacco — 0.8%
Altria Group, Inc., 10.20%, 2/06/39	720	1,040,605
Philip Morris International, Inc., 5.65%, 5/16/18	1,385	1,561,482

		2,602,087

Wireless Telecommunication Services — 3.2%
Alltel Corp., 7.88%, 7/01/32	470	600,502
America Movil SAB de CV, 5.50%, 3/01/14	1,250	1,354,709
American Tower Corp., 4.63%, 4/01/15	2,500	2,611,720
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18	305	399,108
Rogers Communications, Inc.:
7.50%, 3/15/15	2,125	2,521,151
6.80%, 8/15/18	425	510,960
Vodafone Group Plc, 5.75%, 3/15/16	2,000	2,239,036

		10,237,186

Total Corporate Bonds — 84.4%		269,254,690

Foreign Agency Obligations
CDP Financial, Inc., 4.40%, 11/25/19(a)	1,700	1,728,349
Nakilat, Inc., 6.07%, 12/31/33(a)	25	26,250
Petrobras International Finance Co.:
5.88%, 3/01/18	2,350	2,502,322
7.88%, 3/15/19	450	531,977
6.88%, 1/20/40	845	887,591

Total Foreign Agency Obligations — 1.8%		5,676,489

Foreign Government Obligations
Mexico — 1.0%
United Mexican States:
5.88%, 2/17/14	1,775	2,019,063
5.95%, 3/19/19	1,100	1,226,500

		3,245,563

United Arab Emirates — 0.7%
Emirate of Abu Dhabi Notes, 6.75%, 4/08/19(a)	1,750	2,030,327

Total Foreign Government Obligations — 1.7%		5,275,890

Preferred Securities
Capital Trusts
Capital Markets — 0.8%
Credit Suisse Guernsey, 5.86%(b)(c)	2,000	1,890,000
Lehman Brothers Holdings Capital Trust VII, 5.86%(b)(c)(d)(e)	4,070	407
State Street Capital Trust IV, 1.30%, 6/15/37(b)	1,075	806,709

		2,697,116

Commercial Banks — 0.4%
Rabobank Capital Funding Trust II, 5.26%(a)(b)(c)	75	74,245
USB Capital XIII Trust, 6.63%, 12/15/39	950	970,359
Wachovia Capital Trust III, 5.80%(b)(c)	225	195,188

		1,239,792

Consumer Finance — 0.6%
Capital One Capital V, 10.25%, 8/15/39	1,670	1,786,900

Diversified Financial Services — 0.6%
JPMorgan Chase Capital XXII, 6.45%, 2/02/37	200	199,220
JPMorgan Chase Capital XXVII, 7.00%, 11/01/39	1,225	1,282,609
ZFS Finance USA Trust V, 6.50%, 5/09/37(a)(b)	500	487,500

		1,969,329

Insurance — 0.6%
Lincoln National Corp., 7.00%, 5/17/66(b)	875	853,125
New York Life Insurance Co., 6.75%, 11/15/39(a)	925	1,090,666

		1,943,791

Total Preferred Securities — 3.0%		9,636,928

Taxable Municipal Bonds
Chicago O’Hare International Airport RB, 6.40%, 1/01/40	1,000	972,410
Los Angeles Department of Water & Power RB, 6.57%, 7/01/45	2,000	2,048,180
Metropolitan Transportation Authority, New York RB, 7.34%, 11/15/39	2,325	2,576,611
Municipal Electric Authority of Georgia RB, 6.64%, 4/01/57	1,200	1,177,332
State of California GO:
7.55%, 4/01/39	1,920	1,997,971
7.35%, 11/01/39	475	484,709
State of Illinois GO:
4.42%, 1/01/15	1,100	1,109,669
5.10%, 6/01/33	725	545,563

Total Taxable Municipal Bonds — 3.4%		10,912,445

4	BLACKROCK BOND ALLOCATION TARGET SHARES	DECEMBER 31, 2010

Schedule of Investments (continued)	Series C Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
U.S. Government Sponsored Agency Securities
Agency Obligations — 0.4%
Fannie Mae, 5.31%, 10/09/19(f)	$2,250	$1,420,702

U.S. Treasury Obligations — 3.5%
U.S. Treasury Notes, 2.63%, 8/15/20	11,775	11,163,253

Total Long-Term Investments (Cost — $299,423,585) — 98.2%		313,340,397

	Shares
Short-Term Securities
Dreyfus Treasury Prime, 0.00%(g)	2,366,012	2,366,012

Total Short-Term Securities (Cost — $2,366,012) — 0.8%		2,366,012

Total Investments Before Options Written (Cost — $301,789,597*) — 99.0%		315,706,409

	Notional Amount (000)
Options Written
Over-the-Counter Put Swaptions Written
Receive a fixed rate of 1.800% and pay a floating rate based on 3-month LIBOR, Expires 3/02/11, Broker, Royal Bank of Scotland Plc	$4,400	(114,070)

Total Options Written (Premiums Received — $13,640) — (0.1)%		(114,070)

Total Investments Net of Options Written — 98.9%		315,592,339
Other Assets Less Liabilities — 1.1%		3,405,004

Net Assets — 100.0%		$318,997,343

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$301,789,597

Gross unrealized appreciation	$20,240,685
Gross unrealized depreciation	(6,323,873)

Net unrealized appreciation	$13,916,812

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Security is perpetual in nature and has no stated maturity date.

(d)	Non-income producing security.

(e)	Issuer filed for bankruptcy and/or is in default of interest payments.

(f)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(g)	Represents the current yield as of report date.

•	Financial futures contracts purchased as of December 31, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Depreciation
276	U.S. Treasury Notes (2 Year)	Chicago Mercantile	March 2011	$60,418,125	$(63,122)
56	U.S. Treasury Bonds (20 Year)	Chicago Mercantile	March 2011	$6,839,000	(206,256)

Total					$(269,378)

•	Financial futures contracts sold as of December 31, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
43	U.S. Treasury Notes (5 Year)	Chicago Mercantile	March 2011	$5,061,906	$82,137
83	U.S. Treasury Notes (10 Year)	Chicago Mercantile	March 2011	$9,996,314	(78,136)
25	Ultra Treasury Bonds	Chicago Mercantile	March 2011	$3,177,344	108,272

Total					$112,273

•	Interest rate swaps outstanding as of December 31, 2010 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.68%(a)	3-month LIBOR	Credit Suisse International	09/17/12	USD	39,500	$(84,671)
0.60%(a)	3-month LIBOR	Citibank, N.A.	10/01/12	USD	6,900	3,948
2.15%(a)	3-month LIBOR	Citibank, N.A.	07/15/15	USD	1,800	(30,160)
2.14%(a)	3-month LIBOR	Deutsche Bank AG	12/22/15	USD	1,400	566
2.28%(a)	3-month LIBOR	Deutsche Bank AG	12/30/15	USD	1,400	(7,972)
3.48%(a)	3-Month LIBOR	UBS AG	09/17/40	USD	2,000	202,392
3.31%(a)	3-month LIBOR	Citibank, N.A.	10/01/40	USD	1,800	242,087
3.38%(a)	3-month LIBOR	Golman Sachs Bank USA	10/05/40	USD	1,100	133,895
3.73%(a)	3-month LIBOR	Credit Suisse International	11/05/40	USD	200	12,552
3.87%(b)	3-month LIBOR	Deutsche Bank AG	12/01/40	USD	1,100	(43,906)

Total						$428,731

(a)	Fund pays fixed interest rate and receives floating rate.
(b)	Fund pays floating interest rate and receives fixed rate.

BLACKROCK BOND ALLOCATION TARGET SHARES	DECEMBER 31, 2010	5

Schedule of Investments (concluded)	Series C Portfolio

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management.

This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivatives and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of December 31, 2010 in determining the fair valuation of the Fund’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments[1]	—	$313,340,397	—	$313,340,397
Short-Term Securities	$2,366,012	—	—	2,366,012

Total	$2,366,012	$313,340,397	—	$315,706,409

[1]	See above Schedule of Investments for values in each security type.

	Derivative Financial Instruments[2]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Interest rate contracts	$190,409	$595,440	—	$785,849
Liabilities:
Interest rate contracts	(347,514)	(280,779)	—	(628,293)

Total	$(157,105)	$314,661	—	$157,556

[2]

Derivative financial instruments are options written, financial futures contracts and swaps. Financial futures contracts and swaps are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

6	BLACKROCK BOND ALLOCATION TARGET SHARES	DECEMBER 31, 2010

Schedule of Investments December 31, 2010 (Unaudited)	Series M Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Asset-Backed Securities
Ally Auto Receivables Trust:
Series 2009-A, Class A2, 1.32%, 3/15/12(a)	$368	$368,902
Series 2009-B, Class A2, 1.21%, 6/15/12(a)	1,257	1,259,516
AmeriCredit Automobile Receivables Trust, Series 2009-1, Class A3, 3.04%, 10/15/13	1,200	1,221,800
Bank of America Auto Trust:
Series 2009-2A, Class A3, 2.13%, 9/15/13(a)	2,121	2,139,309
Series 2010-1A, Class A2, 0.75%, 6/15/12(a)	2,718	2,719,440
Capital One Auto Finance Trust, Series 2006-B, Class A4, 0.28%, 7/15/13(b)	1,854	1,844,959
CarMax Auto Owner Trust, Series 2009-1, Class A3, 4.12%, 3/15/13	2,442	2,484,396
Ford Credit Auto Owner Trust:
Series 2007-B, Class A4A, 5.24%, 7/15/12	1,740	1,773,435
Series 2009-A, Class A3A, 3.96%, 5/15/13	2,003	2,037,472
Series 2009-A, Class A4, 6.07%, 5/15/14	2,720	2,938,103
Series 2009-D, Class A2, 1.21%, 1/15/12	80	80,324
Series 2009-D, Class A3, 2.17%, 10/15/13	1,000	1,011,311
Harley-Davidson Motorcycle Trust:
Series 2009-3, Class A4, 2.54%, 4/17/17	1,000	1,020,870
Series 2009-4, Class A2, 1.16%, 10/15/12	488	488,731
SLM Student Loan Trust:
Series 2008-4, Class A4, 1.94%, 1/24/17(b)	7,350	7,656,466
Series 2008-5, Class A2, 1.39%, 10/25/16(b)	731	739,916
Series 2008-5, Class A3, 1.59%, 1/25/18(b)	10,000	10,277,649
Volkswagen Auto Loan Enhanced Trust, Series 2010-1, Class A2, 0.66%, 5/21/12	1,725	1,725,481
World Omni Auto Receivables Trust, Series 2007-BA, Class B, 5.98%, 4/15/15(a)	3,635	3,781,491

Total Asset-Backed Securities — 14.4%		45,569,571

Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 37.2%
Banc of America Commercial Mortgage, Inc.:
Series 2001-1, Class A2, 6.50%, 4/15/11	2,611	2,619,790
Series 2001-PB1, Class A2, 5.79%, 8/11/11	3,895	3,948,486
Bear Stearns Commercial Mortgage Securities:
Series 2001-TOP2, Class A2, 6.48%, 2/15/35	510	512,076
Series 2004-T16, Class A6, 4.75%, 10/13/14(b)	7,355	7,741,546
Series 2005-PW10, Class A4, 5.41%, 12/11/40(b)	1,000	1,068,417
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2006-CD3, Class A5, 5.62%, 10/15/48	500	536,324
Series 2008-C7, Class A2A, 6.03%, 12/10/49	3,640	3,672,650
Commercial Mortgage Asset Trust:
Series 1999-C1, Class A3, 6.64%, 1/17/32	23	23,331
Series 2006-C8, Class A3, 5.31%, 12/10/46	5,000	5,188,686
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CF2, Class A4, 6.51%, 1/15/11	94	94,183
Series 2002-CKN2, Class A2, 5.94%, 9/15/11	237	236,495
Credit Suisse Mortgage Capital Certificates:
Series 2006-C1, Class A3, 5.54%, 2/15/39(b)	4,820	5,084,211
Series 2006-C4, Class A3, 5.47%, 9/15/39	5,770	6,051,488
First Union National Bank Commercial Mortgage, Series 2001-C3, Class A3, 6.42%, 6/15/11	222	224,805
GE Capital Commercial Mortgage Corp.:
Series 2001-2, Class A4, 6.29%, 8/11/33	2,761	2,797,901
Series 2004-C2, Class A4, 4.89%, 3/10/40	1,040	1,099,589
Series 2005-C1, Class A2, 4.35%, 6/10/48	2,761	2,782,676
GMAC Commercial Mortgage Securities, Inc.:
Series 2002-C3, Class B, 5.10%, 7/10/39(b)	1,000	1,044,806
Series 2003-C2, Class A2, 5.47%, 5/10/40(b)	3,465	3,730,121
Greenwich Capital Commercial Funding Corp.:
Series 2002-C1, Class B, 5.10%, 11/11/12(b)	1,000	1,047,307
Series 2003-C1, Class A3, 3.86%, 7/05/35	233	239,014
Series 2005-GG3, Class A2, 4.31%, 8/10/42	2,560	2,584,886
Series 2005-GG3, Class A3, 4.57%, 8/10/42	1,335	1,365,656
Series 2007-GG9, Class A4, 5.44%, 1/10/17	3,000	3,160,735

BLACKROCK BOND ALLOCATION TARGET SHARES	DECEMBER 31, 2010	7

Schedule of Investments (continued)	Series M Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities (concluded)
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.81%, 8/10/45(b)	$11,705	$12,236,545
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-C1, Class A3, 5.86%, 10/12/11	2,924	2,960,072
Series 2001-CIB2, Class A3, 6.43%, 6/15/11	4,340	4,399,004
Series 2001-CIB3, Class A3, 6.47%, 12/15/11	3,307	3,395,192
Series 2005-CB12, Class A4, 4.90%, 9/12/37	280	296,553
Series 2006-LDP7, Class A4, 5.87%, 4/15/45(b)	2,105	2,302,047
Series 2006-LDP9, Class A25, 5.30%, 5/15/47	4,820	4,905,512
LB-UBS Commercial Mortgage Trust:
Series 2001-WM, Class A1, 6.16%, 7/14/11	179	179,733
Series 2003-C7, Class A2, 4.06%, 8/15/10(b)	161	161,417
Series 2004-C4, Class A4, 5.26%, 6/15/29(b)	220	235,701
Series 2005-C5, Class A2, 4.89%, 9/15/30	1,571	1,601,311
Series 2006-C3, Class A4, 5.66%, 3/15/39(b)	355	381,481
Series 2007-C2, Class A2, 5.30%, 2/15/40	9,051	9,303,149
Morgan Stanley Capital I, Series 2007-IQ15, Class A2, 5.84%, 8/11/12(b)	4,100	4,261,470
Salomon Brothers Mortgage Securities VII, Inc.:
Series 2001-C1, Class A3, 6.43%, 3/18/11	1,934	1,940,578
Series 2001-C2, Class A3, 6.50%, 10/13/11	4,603	4,711,584
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A1, 5.65%, 8/15/39(b)	1,854	1,887,837
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A2, 5.50%, 10/15/48	5,400	5,493,473

Total Non-Agency Mortgage-Backed Securities — 37.2%		117,507,838

U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.8%
Freddie Mac:
Series 2511, Class IG, 5.37%, 5/01/36(b)	1,552	1,624,207
Series 2864, Class NA, 5.50%, 1/15/31	873	924,849
Series 3128, Class BA, 5.00%, 1/15/24	7	6,823

		2,555,879

Federal Deposit Insurance Corporation Guaranteed — 3.4%
Citibank, N.A., 1.38%, 8/10/11	5,325	5,357,232
Citigroup Funding, Inc., 2.25%, 12/10/12	5,320	5,472,221

		10,829,453

Mortgage-Backed Securities — 22.1%
Fannie Mae Mortgage-Backed Securities, 3.00%, 9/16/14	7,030	7,404,608
Freddie Mac Mortgage-Backed Securities, 3.00%, 7/28/14(c)	7,045	7,416,124
Ginnie Mae Mortgage-Backed Securities, 5.50%, 1/01/41(d)	50,725	54,846,406

		69,667,138

Total U.S. Government Sponsored Agency Securities — 26.3%		83,052,470

U.S. Treasury Obligations
U.S. Treasury Bonds:
3.50%, 2/15/39(c)	10,000	8,617,190
4.25%, 5/15/39(c)	10,000	9,851,560
4.38%, 11/15/39	12,000	12,063,744
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28	2,315	2,460,289
U.S. Treasury Notes:
1.25%, 8/31/15	30,350	29,517,742
3.63%, 2/15/20	5,900	6,123,091
2.63%, 8/15/20	23,316	22,104,664

Total U.S. Treasury Obligations — 28.8%		90,738,280

Total Long-Term Investments (Cost — $330,804,894) — 106.7%		336,868,159

	Shares
Short-Term Securities
Dreyfus Treasury Prime, 0.00%(e)	34,109,221	34,109,221

Total Short-Term Securities (Cost — $34,109,221) — 10.8%		34,109,221

Total Investments (Cost — $364,914,115*) — 117.5%		370,977,380
Liabilities in Excess of Other Assets — (17.5)%		(55,274,276)

Net Assets — 100.0%		$315,703,104

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$364,914,115

Gross unrealized appreciation	$8,755,438
Gross unrealized depreciation	(2,692,173)

Net unrealized appreciation	$6,063,265

8	BLACKROCK BOND ALLOCATION TARGET SHARES	DECEMBER 31, 2010

Schedule of Investments (concluded)	Series M Portfolio

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	All or a portion of security pledged as collateral in connection with open financial futures contracts.

(d)	Represents or includes a to-be-announced (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Value	Unrealized Appreciation
Credit Suisse International	$54,846,406	$285,328

(e)	Represents the current yield as of report date.

•	Financial futures contracts purchased as of December 31, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
225	U.S. Treasury Notes (2 Year)	Chicago Mercantile	March 2011	$49,253,906	$(25,307)
852	U.S. Treasury Notes (5 Year)	Chicago Mercantile	March 2011	$100,296,375	(946,262)
241	U.S. Treasury Bonds (20 Year)	Chicago Mercantile	March 2011	$29,432,125	497,297

Total					$(474,272)

•	Financial futures contracts sold as of December 31, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation
199	U.S. Treasury Notes (10 Year)	Chicago Mercantile	March 2011	$23,967,063	$696,123

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivatives and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of December 31, 2010 in determining the fair valuation of the Fund’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Asset-Backed Securities	—	$41,788,080	$3,781,491	$45,569,571
Non-Agency Mortgage-Backed Securities	—	117,507,838	—	117,507,838
U.S. Government Sponsored Agency Securities	—	83,052,470	—	83,052,470
U.S. Treasury Obligations	—	90,738,280	—	90,738,280
Short-Term Securities	$34,109,221	—	—	34,109,221

Total	$34,109,221	$333,086,668	$3,781,491	$370,977,380

	Derivative Financial Instruments[1]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Interest rate contracts	$1,193,420	—	—	$1,193,420
Liabilities:
Interest rate contracts	(971,569)	—	—	(971,569)

Total	$221,851	—	—	$221,851

[1]	Derivative financial instruments are financial futures contracts which are valued at the unrealized appreciation/depreciation on the instrument.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Asset-Backed Securities
Assets:
Balance, as of March 31, 2010	$3,844,994
Accrued discounts/premiums	(64,044)
Net change in unrealized appreciation/depreciation[2]	541
Transfers in3	—
Transfers out[3]	—

Balance, as of December 31, 2010	$3,781,491

[2]	The change in unrealized appreciation/depreciation on securities still held at December 31, 2010 was $541.
[3]	The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

BLACKROCK BOND ALLOCATION TARGET SHARES	DECEMBER 31, 2010	9

Schedule of Investments December 31, 2010 (Unaudited)	Series N Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Alabama — 1.4%
Alabama State Docks Department, RB, 6.00%, 10/01/40	$150	$144,357

Arizona — 2.5%
Pima County IDA, RB, Tucson Electric Power, Series A, 6.38%, 9/01/29	250	253,065

California — 10.3%
California Statewide Communities Development Authority, RB, Senior Living Southern California, 6.63%, 11/15/24	110	114,359
City of Chula Vista California, RB, San Diego Gas, Series A, Remarketed, 5.88%, 2/15/34	125	132,521
State of California, GO, Various Purpose, 6.50%, 4/01/33	485	519,755
Tuolumne Wind Project Authority, RB, Tuolumne Co. Project, Series A, 5.88%, 1/01/29	250	263,773

		1,030,408

District of Columbia — 2.5%
Metropolitan Washington Airports Authority, RB, Capital Appreciation, 2nd Senior Lien, Series B, (AGC), 6.70%, 10/01/31(a)	1,000	254,750

Florida — 15.8%
Florida Housing Finance Corp., RB:
Homeowner Mortgage, Series 1, (GNMA, FNMA, FHLMC), AMT, 6.00%, 7/01/39	375	385,676
Willow Lake Apartments, Series J-1, (AMBAC), AMT, 5.35%, 7/01/27	100	89,677
Hillsborough County Aviation Authority, Florida, RB, Series A, (AGC), AMT, 5.50%, 10/01/38	500	479,715
Hillsborough County IDA, RB, National Gypsum, Series B, AMT, 7.13%, 4/01/30	250	226,165
Jacksonville Port Authority, RB, (AGC), AMT, 6.00%, 11/01/38	400	403,428

		1,584,661

Illinois — 12.1%
Illinois Finance Authority, RB:
Children’s Memorial Hospital, Series A, (AGC), 5.25%, 8/15/33	250	240,697
Edward Hospital, Series A, Remarketed, (AMBAC), 6.25%, 2/01/33	400	411,948
Friendship Village of Schaumbu, 7.13%, 2/15/39	210	200,680
Navistar International Recovery Zone, (Navistar, Inc. Guaranty), 6.50%, 10/15/40	125	124,381
Metropolitan Pier & Exposition Authority, Refunding, RB, McCormick, Series B-2, 5.00%, 6/15/50	150	132,521
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	100	97,986

		1,208,213

Kentucky — 1.2%
Kentucky Economic Development Finance Authority, RB, Owensboro Medical Health Systems, Series A, 6.38%, 6/01/40	125	123,438

Louisiana — 2.5%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Projects, 6.75%, 11/01/32	250	251,243

Maryland — 1.9%
Maryland Economic Development Corp., Refunding, RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	200	190,284

Michigan — 11.2%
Advanced Technology Academy, RB, 6.00%, 11/01/37	200	168,740
City of Detroit Michigan, RB, Senior Lien, Series B, Remarketed, (BHAC), 5.50%, 7/01/35	500	498,665
County of Wayne Michigan, GO, Building Improvement, Series A, 6.75%, 11/01/39	100	101,395
Michigan State Hospital Finance Authority, Refunding, RB, Henry Ford Health, 5.75%, 11/15/39	375	357,739

		1,126,539

New Jersey — 3.5%
New Jersey Health Care Facilities Financing Authority, RB, St. Joseph’s Healthcare System, 6.63%, 7/01/38	185	186,683
New Jersey State Housing & Mortgage Finance Agency, RB, S/F Housing, Series X, AMT, 5.38%, 4/01/30	165	163,715

		350,398

New York — 8.8%
Chautauqua County Industrial Development Agency, RB, Dunkirk Power Project, (NRG Energy, Inc.), 5.88%, 4/01/42	200	192,328
Long Island Power Authority, RB, Series A, 6.25%, 4/01/33	250	270,015
Metropolitan Transportation Authority, RB, Series 2008C, 6.50%, 11/15/28	200	221,230
New York Liberty Development Corp., Refunding, 2nd Priority, RB, Bank of America, 6.38%, 7/15/49	100	102,500
Port Authority of New York & New Jersey, RB, JFK International Air Terminal, 6.00%, 12/01/36	100	98,700

		884,773

North Carolina — 2.9%
North Carolina Medical Care Commission, North Carolina, RB, First Mortgage, Deerfield, Series A, 6.00%, 11/01/33	200	191,138
North Carolina Municipal Power Agency No. 1 Catawba, North Carolina, RB, Series A, 5.00%, 1/01/30	100	96,900

		288,038

Pennsylvania — 1.3%
Allegheny County Hospital Development Authority, RB, West Penn, Series A, 5.00%, 11/15/28	180	126,968

Texas — 12.4%
Bexar County Health Facilities Development Corp., RB, Army Retirement Residence Project, 6.20%, 7/01/45	140	135,181
Brazos River Authority, Refunding, RB, TXU Electric Co. Project, Series C, AMT, 5.75%, 5/01/36	195	181,717
Central Texas Regional Mobility Authority, RB, Senior Lien, 5.75%, 1/01/25	155	152,371

10	BLACKROCK BOND ALLOCATION TARGET SHARES	DECEMBER 31, 2010

Schedule of Investments (concluded)	Series N Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Texas (concluded)
Matagorda County Navigation District No. 1, Texas, Refunding, RB, Central Power & Light Co. Project, Series A, Remarketed, 6.30%, 11/01/29	$125	$129,565
North Texas Tollway Authority, Refunding, RB, Toll 2nd Tier, Series F, 6.13%, 1/01/31	90	90,672
Texas Private Activity Bonds Surface Transportation Corp., RB:
Senior Lien, LBJ Infrastructure, 7.00%, 6/30/40	200	202,488
Senior Lien, NTE Mobility, 6.88%, 12/31/39	200	200,998
Texas State Public Finance Authority Education, RB, KIPP, Inc., Series A, (ACA), 5.00%, 2/15/28	175	151,527

		1,244,519

Guam — 1.6%
Territory of Guam, GO, Series A, 7.00%, 11/15/39	150	162,161

Puerto Rico — 2.0%
Commonwealth of Puerto Rico, Refunding, RB, Public Improvement, Series C, 6.00%, 7/01/39	200	201,986

Total Municipal Bonds — 93.9%		9,425,801

Municipal Bonds Transferred to Tender Option Bond Trusts(b)
California — 4.1%
Bay Area Toll Authority, RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/44	400	409,636

Total Long-Term Investments (Cost — $9,777,498) — 98.0%		9,835,437

	Shares
Short-Term Securities
Dreyfus Tax Exempt Cash Management, 0.39%(c)	306,852	306,852

Total Short-Term Securities (Cost — $306,852) — 3.1%		306,852

Total Investments (Cost — $10,084,350*) — 101.1%		10,142,289
Other Assets Less Liabilities — 0.9%		88,609
Liability for Trust Certificates, Including Interest Expense and Fees Payable — (2.0)%		(200,298)

Net Assets — 100.0%		$10,030,600

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$9,882,971

Gross unrealized appreciation	$248,771
Gross unrealized depreciation	(189,453)

Net unrealized appreciation	$59,318

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	Security represents bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(c)	Represents the current yield as of report date.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of December 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments[1]	—	$9,835,437	—	$9,835,437
Short-Term Securities	$306,852	—	—	306,852

Total	$306,852	$9,835,437	—	$10,142,289

[1]	See above Schedule of Investments for values in each state or political subdivision.

BLACKROCK BOND ALLOCATION TARGET SHARES	DECEMBER 31, 2010	11

Schedule of Investments December 31, 2010 (Unaudited)	Series S Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Asset-Backed Securities
Ally Auto Receivables Trust, Series 2010-5, Class A2, 0.80%, 3/15/13	$1,390	$1,389,683
AmeriCredit Automobile Receivables Trust:
Series 2008-1, Class A2, 4.27%, 6/06/12(a)	30	29,914
Series 2008-2, Class A2, 4.27%, 8/06/12(a)	79	79,299
Series 2009-1, Class A3, 3.04%, 10/15/13	990	1,007,985
Series 2010-1, Class A3, 1.66%, 3/17/14	610	613,443
Series 2010-4, Class A3, 1.27%, 4/08/15	860	859,351
BA Credit Card Trust, Series 2007-A2, Class A2, 0.28%, 6/17/13(a)	1,080	1,079,903
Bank of America Auto Trust:
Series 2009-1A, Class A3, 2.67%, 7/15/13(b)	589	595,351
Series 2009-2A, Class A3, 2.13%, 9/15/13(b)	782	788,167
Capital One Auto Finance Trust:
Series 2006-B, Class A4, 0.28%, 7/15/13(a)	542	539,149
Series 2006-C, Class A4, 0.29%, 5/15/13(a)	776	772,153
Series 2007-B, Class A4, 0.29%, 4/15/14(a)	647	643,771
Capital One Multi-Asset Execution Trust:
Series 2004-A8, Class A8, 0.39%, 8/15/14(a)	1,220	1,217,751
Series 2006-A2, Class A, 4.85%, 11/15/13	565	565,962
Carrington Mortgage Loan Trust, Series 2006-NC4, Class A1, 0.31%, 10/25/36(a)	14	14,002
CenterPoint Energy Transition Bond Co. LLC, Series 2005-A, Class A2, 4.97%, 8/01/14	473	485,871
Chrysler Financial Auto Securitization Trust, Series 2009-A, Class A3, 2.82%, 1/15/16	362	368,006
Citibank Omni Master Trust:
Series 2009-A8, Class A8, 2.36%, 5/16/16(a)(b)	1,500	1,518,589
Series 2009-A12, Class A12, 3.35%, 8/15/16	530	541,926
CNH Equipment Trust, Series 2009-C, Class A3, 1.85%, 12/16/13	1,105	1,114,082
Daimler Chrysler Auto Trust, Series 2007-A, Class A4, 5.28%, 3/08/13	1,008	1,032,473
Discover Card Master Trust, Series 2009-A1, Class A1, 1.56%, 12/15/14(a)	1,325	1,342,531
Ford Credit Auto Lease Trust, Series 2010-B, Class A4, 1.04%, 1/15/13(b)	800	796,236
Ford Credit Auto Owner Trust:
Series 2006-B, Class D, 7.12%, 2/15/13(b)	410	414,505
Series 2007-B, Class A4A, 5.24%, 7/15/12	970	988,639
Series 2009-A, Class A4, 6.07%, 5/15/14	560	604,903
Series 2009-D, Class A2, 1.21%, 1/15/12	35	34,941
Series 2009-D, Class A3, 2.17%, 10/15/13	2,290	2,315,902
Ford Credit Floorplan Master Owner Trust:
Series 2006-4, Class A, 0.51%, 6/15/11(a)	1,310	1,306,206
Series 2010-1, Class A, 1.91%, 12/15/14(a)	1,690	1,720,986
GSAA Trust, Series 2004-11, Class 2A2, 0.57%, 12/25/34(a)	11	10,066
Honda Auto Receivables Owner Trust:
Series 2007-2, Class A4, 5.57%, 12/21/10	551	552,413
Series 2008-1, Class A3, 4.47%, 1/18/11	84	84,518
Mercedes-Benz Auto Receivables Trust, Series 2009-1, Class A3, 1.67%, 1/15/14	1,110	1,121,059
Morgan Stanley Resecuritization Trust, Series 2010-F, Class A, 0.50%, 6/17/13(a)(b)	545	543,723
Ocwen Advance Receivables Backed Notes, Series 2010-1A, 3.59%, 2/15/12(b)	480	480,600
PG&E Energy Recovery Funding LLC:
Series 2005-1, Class A4, 4.37%, 6/25/12	263	270,514
Series 2005-2, Class A2, 5.03%, 3/25/14	442	455,790
Santander Drive Auto Receivables Trust:
Series 2007-3, Class A4A, 5.52%, 10/15/14	693	702,327
Series 2010-1, Class A3, 1.84%, 11/17/14	655	658,089
Series 2010-2, Class C, 3.89%, 7/17/17	965	985,931
Series 2010-A, Class A2, 1.37%, 8/15/13(b)	1,165	1,169,376
Series 2010-B, Class A3, 1.31%, 2/17/14	820	820,213
SLC Student Loan Trust, Series 2006-A, Class A4, 0.41%, 1/15/19(a)	540	515,552
SLM Student Loan Trust:
Series 2004-1, Class A2, 0.43%, 7/25/18(a)	955	953,571
Series 2004-10, Class A4A, 0.90%, 7/27/20(a)(b)	588	587,980
Series 2007-7, Class A2, 0.49%, 1/25/16(a)	1,391	1,386,992
Series 2008-5, Class A2, 1.39%, 10/25/16(a)	2,975	3,012,174
Series 2009-B, Class A1, 6.26%, 7/15/42(a)(b)	349	337,684
Series 2010-C, Class A1, 1.91%, 12/15/17(a)(b)	662	662,031

Total Asset-Backed Securities — 23.0%		40,092,283

Corporate Bonds
Aerospace & Defense — 0.8%
BAE Systems Holdings, Inc., 6.40%, 12/15/11(b)	875	920,758
ITT Corp., 4.90%, 5/01/14	375	402,585

		1,323,343

12	BLACKROCK BOND ALLOCATION TARGET SHARES	DECEMBER 31, 2010

Schedule of Investments (continued)	Series S Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds
Beverages — 1.8%
Anheuser-Busch Cos, Inc., 5.00%, 1/15/15	$365	$394,640
Anheuser-Busch InBev Worldwide, Inc.:
3.00%, 10/15/12	1,025	1,057,607
2.50%, 3/26/13	840	859,577
Dr Pepper Snapple Group, Inc., 2.35%, 12/21/12	870	890,299

		3,202,123

Capital Markets — 3.9%
The Bank of New York Mellon Corp., 4.30%, 5/15/14	750	800,246
Credit Suisse New York:
3.45%, 7/02/12(c)	1,300	1,347,885
5.50%, 5/01/14	560	614,125
The Goldman Sachs Group, Inc.:
4.75%, 7/15/13	440	468,721
6.00%, 5/01/14(c)	1,100	1,211,802
5.00%, 10/01/14	286	306,414
Morgan Stanley:
6.60%, 4/01/12	455	484,788
6.00%, 5/13/14	575	621,276
4.00%, 7/24/15	950	954,926

		6,810,183

Chemicals — 0.6%
Airgas, Inc., 2.85%, 10/01/13	1,058	1,066,289

Commercial Banks — 3.9%
ANZ National International Ltd., 2.38%, 12/21/12(b)	675	685,415
Bank One Corp., 5.25%, 1/30/13(c)	1,700	1,815,631
Rabobank Nederland NV, 2.65%, 8/17/12(b)(c)	1,650	1,692,522
Regions Financial Corp., 4.88%, 4/26/13	760	741,000
Standard Chartered Plc:
5.50%, 11/18/14(b)	150	162,564
3.85%, 4/27/15(b)	720	741,288
U.S. Bancorp, 4.20%, 5/15/14	800	854,573

		6,692,993

Consumer Finance — 1.9%
American Express Bank FSB, 5.50%, 4/16/13	275	296,393
American Express Credit Corp.:
7.30%, 8/20/13	425	478,915
2.75%, 9/15/15	885	870,562
Capital One Financial Corp.:
4.80%, 2/21/12	595	615,814
6.25%, 11/15/13	1,000	1,097,566

		3,359,250

Containers & Packaging — 0.2%
Temple-Inland, Inc.:
7.88%, 5/01/12	200	213,965
6.63%, 1/15/16	170	178,248

		392,213

Diversified Financial Services — 4.9%
Bank of America Corp.:
5.38%, 6/15/14	260	273,319
4.50%, 4/01/15	933	948,241
The Bear Stearns Cos. LLC, 6.95%, 8/10/12(c)	1,000	1,090,996
BP Capital Markets Plc:
3.13%, 3/10/12	200	204,508
5.25%, 11/07/13	955	1,034,277
Countrywide Home Loans, Inc., 4.00%, 3/22/11	505	508,682
General Electric Capital Corp., 2.80%, 1/08/13(c)	1,900	1,942,374
JPMorgan Chase & Co., 4.75%, 5/01/13	800	856,509
Novus USA Trust, Series 2010-1, 1.53%, 11/28/11(a)(b)	500	500,000
TIAA Global Markets, Inc., 4.88%, 1/12/11(b)	335	335,225
Volkswagen International Finance NV, 1.63%, 8/12/13(b)	890	889,543

		8,583,674

Diversified Telecommunication Services — 3.4%
AT&T Inc., 4.95%, 1/15/13	300	321,561
Qwest Corp., 8.88%, 3/15/12	1,055	1,140,719
Telefonica Emisiones SAU:
5.98%, 6/20/11	400	408,870
2.58%, 4/26/13(c)	1,485	1,486,195
TELUS Corp., 8.00%, 6/01/11	185	190,045
Verizon Communications, Inc., 5.25%, 4/15/13	1,045	1,136,216
Verizon New Jersey, Inc., 5.88%, 1/17/12(c)	1,225	1,282,748

		5,966,354

Electric Utilities — 2.5%
Duke Energy Indiana, Inc., 5.00%, 9/15/13	715	775,979
Energy East Corp., 6.75%, 6/15/12	616	658,195
Florida Power Corp., 6.65%, 7/15/11	430	443,484
MidAmerican Energy Holdings Co., 3.15%, 7/15/12	800	823,938
NextEra Energy Capital Holdings, Inc., 5.63%, 9/01/11	800	824,544
Progress Energy, Inc., 7.10%, 3/01/11	650	656,612
Rochester Gas & Electric Corp., 6.95%, 4/01/11	170	172,562

		4,355,314

Food & Staples Retailing — 0.8%
CVS Caremark Corp., 5.75%, 8/15/11	1,400	1,443,418

Food Products — 1.7%
Kraft Foods, Inc.:
6.25%, 6/01/12	421	450,355
6.00%, 2/11/13	1,505	1,648,059
WM Wrigley Jr. Co., 2.45%, 6/28/12(b)	800	805,674

		2,904,088

Health Care Equipment & Supplies — 1.1%
CareFusion Corp., 4.13%, 8/01/12	1,500	1,562,808
Covidien International Finance SA, 5.45%, 10/15/12	330	355,697

		1,918,505

Hotels, Restaurants & Leisure — 0.1%
Wyndham Worldwide Corp., 9.88%, 5/01/14	119	139,348

Household Products — 0.5%
Newell Rubbermaid, Inc., 5.50%, 4/15/13	735	790,858

Insurance — 3.2%
The Allstate Corp., 6.20%, 5/16/14	650	735,089

BLACKROCK BOND ALLOCATION TARGET SHARES	DECEMBER 31, 2010	13

Schedule of Investments (continued)	Series S Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds
Insurance (concluded)
Allstate Financial Global Funding, 6.50%, 6/14/11(b)	$740	$757,674
Lincoln National Corp., 4.30%, 6/15/15	810	834,409
Metlife, Inc., 2.38%, 2/06/14	870	874,129
Metropolitan Life Global Funding I, 5.13%, 4/10/13(b)(c)	1,400	1,507,405
Prudential Financial, Inc.:
3.63%, 9/17/12	430	446,260
2.75%, 1/14/13	450	458,214

		5,613,180

Life Sciences Tools & Services — 1.1%
Agilent Technologies, Inc.:
4.45%, 9/14/12	885	924,487
5.50%, 9/14/15	135	146,636
Life Technologies Corp., 3.38%, 3/01/13	850	869,253

		1,940,376

Machinery — 0.3%
Ingersoll-Rand Global Holding Co. Ltd., 9.50%, 4/15/14	380	457,791

Media — 2.2%
Cox Communications, Inc., 7.13%, 10/01/12	900	987,049
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.13%, 2/15/16	700	690,666
NBC Universal, Inc., 2.10%, 4/01/14(b)	900	897,333
Time Warner Cable, Inc.:
5.40%, 7/02/12	1,000	1,061,631
6.20%, 7/01/13	228	253,224

		3,889,903

Metals & Mining — 2.0%
Anglo American Capital Plc, 2.15%, 9/27/13(b)	690	695,933
Freeport-McMoRan Copper & Gold, Inc., 8.38%, 4/01/17	1,000	1,106,250
Rio Tinto Finance USA Ltd.:
8.95%, 5/01/14	800	968,576
1.88%, 11/02/15	450	433,086
Teck Resources Ltd., 10.75%, 5/15/19	250	325,000

		3,528,845

Multi-Utilities — 0.3%
CenterPoint Energy, Inc., Series B, 6.85%, 6/01/15	375	428,642

Oil, Gas & Consumable Fuels — 2.3%
Canadian Natural Resources Ltd., 4.90%, 12/01/14	700	759,925
Enterprise Products Operating LLC:
7.50%, 2/01/11	660	662,916
4.60%, 8/01/12	350	367,338
6.13%, 2/01/13	150	161,601
6.38%, 2/01/13	225	245,302
9.75%, 1/31/14	195	235,550
Rockies Express Pipeline LLC, 6.25%, 7/15/13(b)	535	577,769
Southeast Supply Header LLC, 4.85%, 8/15/14(b)	410	429,898
Statoil ASA, 3.88%, 4/15/14	520	552,458

		3,992,757

Paper & Forest Products — 0.8%
Celulosa Arauco y Constitucion SA, 5.13%, 7/09/13	1,300	1,362,225

Pharmaceuticals — 0.5%
Teva Pharmaceutical Finance III LLC, 1.50%, 6/15/12	835	842,678

Real Estate Investment Trusts (REITs) — 0.1%
AvalonBay Communities, Inc., 6.13%, 11/01/12	132	142,430

Road & Rail — 2.0%
Asciano Finance Ltd., 3.13%, 9/23/15	775	745,083
Burlington Northern Santa Fe Corp.:
5.90%, 7/01/12	375	401,113
4.30%, 7/01/13	205	219,372
CSX Corp., 5.50%, 8/01/13	1,311	1,428,138
Union Pacific Corp., 6.13%, 1/15/12	700	736,638

		3,530,344

Semiconductors & Semiconductor Equipment — 1.5%
Analog Devices, Inc., 5.00%, 7/01/14	475	511,942
Broadcom Corp., 1.50%, 11/01/13	715	710,129
Maxim Integrated Products, Inc., 3.45%, 6/14/13	605	618,569
National Semiconductor Corp., 6.15%, 6/15/12	690	734,230

		2,574,870

Wireless Telecommunication Services — 3.5%
America Movil SAB de CV, 5.50%, 3/01/14	670	726,124
Cellco Partnership/Verizon Wireless Capital LLC:
3.75%, 5/20/11(c)	2,450	2,480,035
5.25%, 2/01/12	300	313,998
Crown Castle Towers LLC, 4.52%, 1/15/15(b)	670	696,201
Rogers Communications, Inc.:
7.88%, 5/01/12	290	315,036
7.25%, 12/15/12	670	746,594
SBA Tower Trust, 4.25%, 4/15/15(b)	255	263,876
Vodafone Group Plc, 5.00%, 12/16/13	500	544,292

		6,086,156

Total Corporate Bonds — 47.9%		83,338,150

Foreign Agency Obligations
Australia & New Zealand Banking Group Ltd., 0.58%, 6/18/12(a)(b)	800	801,139
CDP Financial, Inc., 3.00%, 11/25/14(b)	315	320,199
Commonwealth Bank of Australia, 3.49%, 8/13/14(b)	885	923,490
Danske Bank A/S, 2.50%, 5/10/12(b)(c)	1,570	1,608,273
Dexia Credit Local SA, 2.38%, 9/23/11(b)	715	722,000
Eksportfinans ASA:
5.00%, 2/14/12	300	314,119
3.00%, 11/17/14	460	474,685
FIH Erhvervsbank A/S:
2.45%, 8/17/12(b)	195	199,877
1.75%, 12/06/12(b)	755	762,629
Landwirtschaftliche Rentenbank, 4.13%, 7/15/13	500	535,334

14	BLACKROCK BOND ALLOCATION TARGET SHARES	DECEMBER 31, 2010

Schedule of Investments (continued)	Series S Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Foreign Agency Obligations
Macquarie Bank Ltd., 4.10%, 12/17/13(b)(c)	$1,300	$1,395,416
Petrobras International Finance Co., 7.75%, 9/15/14	450	526,584

Total Foreign Agency Obligations — 4.9%		8,583,745

Foreign Government Obligations
Canada — 0.3%
Province of Ontario Canada, 0.73%, 5/22/12(a)	560	561,374

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 7.2%
Arkle Master Issuer Plc:
Series 2006-1A, Class 4A1, 0.37%, 2/17/52(a)(b)	1,275	1,271,056
Series 2010-1A, Class 2A, 1.43%, 2/17/15(a)(b)	850	842,690
Arran Residential Mortgages Funding Plc:
Series 2006-2A, Class A2B, 0.35%, 9/20/56(a)(b)	406	403,450
Series 2007-3A, Class A2B, 0.36%, 9/16/56(a)(b)	803	791,143
Series 2010-1A, Class A1C, 1.58%, 5/16/47(a)(b)	1,000	999,844
Banc of America Funding Corp., Series 2004-C, Class 4A1, 0.59%, 12/20/34(a)	19	15,601
Banc of America Mortgage Securities, Series 2004-A, Class 2A2, 3.52%, 2/25/34(a)	204	187,374
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-7, Class 4A, 3.05%, 10/25/34(a)	238	214,274
Bear Stearns Alt-A Trust, Series 2004-13, Class A1, 1.00%, 11/25/34(a)	12	9,771
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB1, Class 2A, 3.26%, 5/20/34(a)	310	265,739
First Horizon Asset Securities, Inc.:
Series 2003-AR4, Class 2A1, 2.74%, 12/25/33(a)	97	95,249
Series 2004-AR6, Class 2A1, 2.77%, 12/25/34(a)	243	228,032
Fosse Master Issuer Plc, Series 2007-1A, Class A2, 0.37%, 10/18/54(a)(b)	141	140,781
Gracechurch Mortgage Financing Plc, Series 2007-1A, Class 3A1, 0.36%, 11/20/56(a)(b)	904	888,501
Holmes Master Issuer Plc, Series 2007-2A, Class 3A1, 0.37%, 7/15/21(a)	1,495	1,484,561
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 4A1, 4.83%, 6/25/34(a)	309	283,866
Thornburg Mortgage Securities Trust:
Series 2006-5, Class A1, 0.38%, 8/25/11(a)	1,458	1,444,048
Series 2006-6, Class A1, 0.37%, 11/25/11(a)	1,327	1,308,497
Series 2007-1, Class A2B, 0.35%, 3/25/37(a)	599	584,467
Series 2007-2, Class A2A, 0.38%, 6/25/37(a)	747	725,325
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR2, Class 2A1, 2.86%, 3/25/35(a)	355	325,248

		12,509,517

Commercial Mortgage-Backed Securities — 14.8%
Banc of America Commercial Mortgage, Inc.:
Series 2002-PB2, Class A4, 6.19%, 1/11/12	381	394,122
Series 2005-3, Class A2, 4.50%, 7/10/43	858	863,891
Series 2007-3, Class A2, 5.66%, 7/10/12(a)	730	758,615
Series 2007-5, Class A3, 5.62%, 2/10/51	1,120	1,177,898
Bear Stearns Commercial Mortgage Securities:
Series 2001-TOP2, Class A2, 6.48%, 2/15/35	750	753,187
Series 2004-T16, Class A4, 4.32%, 2/13/46	959	969,977
Series 2007-PR16, Class A2, 5.66%, 6/11/12(a)	1,165	1,228,818
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2B, 5.21%, 3/11/12	925	951,077
Commercial Mortgage Asset Trust, Series 1999-C1, Class A3, 6.64%, 1/17/32	35	34,997
Commercial Mortgage Pass-Through Certificates, Series 2001-J2A, Class A2, 6.10%, 7/16/11(b)	1,395	1,404,904
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2002-CKS4, Class A2, 5.18%, 11/15/36	880	917,570
Series 2002-CP3, Class A3, 5.60%, 7/15/35	250	261,947
First Union National Bank Commercial Mortgage:
Series 2001-C3, Class A3, 6.42%, 6/15/11	352	355,942
Series 2002-C1, Class A2, 6.14%, 1/12/12	632	655,118
GE Capital Commercial Mortgage Corp.: Series 2001-1, Class A2, 6.53%, 5/15/33	1,090	1,092,326
Series 2001-3, Class A2, 6.07%, 11/10/11	1,520	1,560,781
Series 2005-C1, Class A2, 4.35%, 6/10/48	476	479,772
Series 2007-C1, Class A2, 5.42%, 12/10/49	1,209	1,233,165
GMAC Commercial Mortgage Securities, Inc., Series 2003-C3, Class A3, 4.65%, 4/10/40	59	61,541
Greenwich Capital Commercial Funding Corp., Series 2002-C1, Class A2, 4.11%, 3/11/12	86	87,434
GS Mortgage Securities Corp. II, Series 2001-GL3A, Class A2, 6.45%, 8/05/18(a)(b)	1,280	1,311,439
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-CIB2, Class A3, 6.43%, 6/15/11	815	825,550

BLACKROCK BOND ALLOCATION TARGET SHARES	DECEMBER 31, 2010	15

Schedule of Investments (continued)	Series S Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities (concluded)
Series 2001-CIB3, Class A3, 6.47%, 12/15/11	$503	$516,061
Series 2002-C2, Class A2, 5.05%, 12/12/34	880	926,940
LB-UBS Commercial Mortgage Trust:
Series 2001-WM, Class A1, 6.16%, 7/14/11(b)	142	142,589
Series 2003-C7, Class A2, 4.06%, 8/15/10(a)	144	144,060
Series 2003-C7, Class A3, 4.56%, 7/15/12(a)	295	296,713
Series 2004-C8, Class A5, 4.72%, 12/15/29	1,675	1,712,619
Series 2005-C2, Class A2, 4.82%, 4/15/30	59	59,060
Series 2007-C2, Class A2, 5.30%, 2/15/40	766	787,152
Morgan Stanley Capital I, Series 2001-TOP3, Class A4, 6.39%, 7/15/33	322	326,169
Salomon Brothers Mortgage Securities VII, Inc., Series 2002-KEY2, Class A2, 4.47%, 3/18/36	68	69,978
Wachovia Bank Commercial Mortgage Trust:
Series 2002-C1, Class A4, 6.29%, 4/15/34	2,060	2,152,320
Series 2005-C17, Class A2, 4.78%, 3/15/42	248	248,049
Series 2006-C28, Class A2, 5.50%, 10/15/48	425	432,357
Series 2007-C33, Class A4, 5.90%, 7/15/17(a)	570	591,589

		25,785,727

Total Non-Agency Mortgage-Backed Securities — 22.0%		38,295,244

Taxable Municipal Bonds
State of California GO:
5.10%, 8/01/14	170	178,114
3.95%, 11/01/15	175	174,505
State of California Various Purposes GO, 5.65%, 4/01/39	740	781,662
State of Illinois GO, 2.77%, 1/01/12	1,100	1,106,886

Total Taxable Municipal Bonds — 1.3%		2,241,167

U.S. Government Sponsored Agency Securities
Agency Obligations — 0.9%
Fannie Mae, 6.25%, 2/01/11(c)	1,485	1,491,293

Collateralized Mortgage Obligations — 0.9%
Fannie Mae:
Series 2006-54, Class OA, 6.00%, 3/25/27	81	81,392
Series 2006-99, Class PA, 5.50%, 5/25/30	659	676,267
Freddie Mac:
Series 3128, Class BA, 5.00%, 1/15/24	14	13,647
Series 3162, Class 0A, 6.00%, 10/15/26	54	54,121
Series 3280, Class MA, 5.50%, 5/15/26	807	814,886

		1,640,313

Commercial Mortgage-Backed Securities — 0.5%
Freddie Mac Multi-Family Structured
Pass-Through Certificates:
Series K003, Class A1, 2.23%, 7/25/13	382	387,299
Series K003, Class A2, 3.61%, 6/25/14	420	438,479

		825,778

Mortgage-Backed Securities — 9.3%
Fannie Mae Mortgage-Backed Securities:
5.50%, 12/01/18(c)	1,212	1,305,769
5.00%, 11/01/21(c)	733	784,768
2.74%, 6/01/35(a)	100	104,187
2.72%, 7/01/35(a)	273	284,354
2.58%, 8/01/35(a)	252	260,581
5.37%, 10/01/35(a)	306	326,880
4.00%, 1/01/41(d)	4,400	4,375,250
5.50%, 1/01/41(d)	4,000	4,280,000
Freddie Mac Mortgage-Backed Securities:
5.00%, 9/01/21(c)	1,445	1,540,877
3.08%, 6/01/33(a)	137	143,934
2.75%, 7/01/34(a)	25	25,119
5.50%, 1/01/41(d)	2,645	2,850,372

		16,282,091

Total U.S. Government Sponsored Agency Securities — 11.6%		20,239,475

U.S. Treasury Obligations
U.S. Treasury Notes:
0.50%, 11/30/12(c)	2,785	2,781,410
1.38%, 11/30/15(c)	4,940	4,800,677

Total U.S. Treasury Obligations — 4.4%		7,582,087

Total Long-Term Investments (Cost — $199,043,141) — 115.4%		200,933,525

	Shares
Short-Term Securities
Dreyfus Treasury Prime, 0.00%(e)	6,940,188	6,940,188

Total Short-Term Securities (Cost — $6,940,188) — 4.0%		6,940,188

Total Investments (Cost — $205,983,329*) — 119.4%		207,873,713
Liabilities in Excess of Other Assets — (19.4)%		(33,734,731)

Net Assets — 100.0%		$174,138,982

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$205,983,329

Gross unrealized appreciation	$2,672,993
Gross unrealized depreciation	(782,609)

Net unrealized appreciation	$1,890,384

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

16	BLACKROCK BOND ALLOCATION TARGET SHARES	DECEMBER 31, 2010

Schedule of Investments (continued)	Series S Portfolio

(c)	All or a portion of security pledged as collateral for reverse repurchase agreements.

(d)	Represents or includes a to-be-announced (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Citibank, N.A.	$749,000	$3,172
Deutsche Bank AG	$1,712,000	$3,219
JPMorgan Chase Bank, N.A.	$3,706,372	$(7,335)
Morgan Stanley Capital Services, Inc.	$5,338,250	$49,949

(e)	Represents the current yield as of report date.

•	Reverse repurchase agreements outstanding as of December 31, 2010 were as follows:

Counterparty	Interest Rate	Settlement Date	Maturity Date	Net Closing Amount	Par
Bank of America, N.A.	0.37%	9/29/10	Open	$1,570,086	$1,568,587
Bank of America, N.A.	0.37%	9/29/10	Open	$1,383,693	1,382,371
Credit Suisse International	0.40%	10/20/10	Open	$1,869,670	1,868,173
Credit Suisse International	0.40%	10/20/10	Open	$1,452,524	1,451,363
Royal Bank of Scotland Plc	0.33%	10/26/10	Open	$1,655,001	1,654,000
Credit Suisse International	0.40%	10/29/10	Open	$1,759,562	1,758,331
Credit Suisse International	0.40%	11/05/10	Open	$2,407,497	2,406,000
Credit Suisse International	0.40%	11/09/10	Open	$1,410,815	1,410,000
Credit Suisse International	0.40%	11/10/10	Open	$1,300,574	1,299,838
Credit Suisse International	0.40%	11/10/10	Open	$1,245,918	1,245,213
Bank of America, N.A.	0.26%	11/16/10	Open	$1,531,904	1,531,406
Credit Suisse International	0.16%	12/09/10	Open	$3,841,919	3,841,544
Deutsche Bank AG	0.40%	12/10/10	Open	$1,157,608	1,157,338
Deutsche Bank AG	0.40%	12/10/10	Open	$1,059,497	1,059,250
Bank of America, N.A.	0.00%	12/13/10	Open	$763,088	763,088
Deutsche Bank AG	0.30%	12/13/10	1/13/11	$3,584,926	3,584,000

Total					$27,980,502

•	Financial futures contracts purchased as of December 31, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Depreciation
576	U.S. Treasury Notes (2 Year)	Chicago Mercantile	March 2011	$126,090,000	$(156,662)

•	Financial futures contracts sold as of December 31, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
75	U.S. Treasury Notes (5 Year)	Chicago Mercantile	March 2011	$8,828,906	$61,487
14	U.S. Treasury Notes (10 Year)	Chicago Mercantile	March 2011	$1,686,125	(14,853)

Total					$46,634

•	Interest rate swaps outstanding as of December 31, 2010 were as follows:

Fixed Rate		Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.63%	(a)	3-month LIBOR	Deutsche Bank AG	11/26/12	USD	9,700	$18,149
0.78%	(a)	3-month LIBOR	Deutsche Bank AG	12/01/12	USD	8,700	(8,715)
0.67%	(b)	3-month LIBOR	Deutsche Bank AG	12/08/12	USD	5,000	(7,810)
2.07%	(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	07/06/15	USD	1,900	(26,138)
2.70%	(a)	3-month LIBOR	Deutsche Bank AG	10/28/20	USD	3,500	183,772

Total							$159,258

(a)	Fund pays fixed interest rate and receives floating rate.

(b)	Fund pays floating interest rate and receives fixed rate.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivatives and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

BLACKROCK BOND ALLOCATION TARGET SHARES	DECEMBER 31, 2009	17

Schedule of Investments (concluded)	Series S Portfolio

The following tables summarize the inputs used as of December 31, 2010 in determining the fair valuation of the Fund’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Asset-Backed Securities.	—	$39,272,070	$820,213	$40,092,283
Corporate Bonds	—	82,838,150	500,000	83,338,150
Foreign Agency Obligations	—	8,583,745	—	8,583,745
Foreign Government Obligations	—	561,374	—	561,374
Non-Agency Mortgage-Backed Securities	—	37,406,743	888,501	38,295,244
Taxable Municipal Bonds	—	2,241,167	—	2,241,167
U.S. Government Sponsored Agency Securities	—	20,239,475	—	20,239,475
U.S. Treasury Obligations	—	7,582,087	—	7,582,087
Short-Term Securities	$6,940,188	—	—	6,940,188

Total	$6,940,188	$198,724,811	$2,208,714	$207,873,713

	Derivative Financial Instruments[1]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Interest rate contracts	$61,487	$201,921	—	$263,408
Liabilities:
Interest rate contracts	(171,515)	(42,663)	—	(214,178)

Total	$(110,028)	$159,258	—	$49,230

[1]	Derivative financial instruments are financial futures contracts and swaps which are valued at the unrealized appreciation/depreciation on the instrument.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Non-Agency Mortgage-Backed Securities	Total
Assets:
Balance, as of March 31, 2010	$1,497,499	—	—	$1,497,499
Accrued discounts/premiums	(29)	—	$498	469
Realized gain	(707)	—	1,147	440
Net change in unrealized appreciation/depreciation[2]	8,665	—	(123)	8,542
Purchases	819,972	$500,000	945,790	2,265,762
Sales	(480,864)	—	(58,811)	(539,675)
Transfers in3	—	—	—	—
Transfers out[3]	(1,024,323)	—	—	(1,024,323)

Balance, as of December 31, 2010	$820,213	$500,000	$888,501	$2,208,714

[2]	The change in unrealized appreciation/depreciation on securities still held at December 31, 2010 was $117.

[3]	The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

18	BLACKROCK BOND ALLOCATION TARGET SHARES	DECEMBER 31, 2009

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Bond Allocation Target Shares

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Bond Allocation Target Shares

Date: February 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Bond Allocation Target Shares

Date: February 25, 2011

By:	/s/ Neal J. Andrews
Neal J. Andrews Chief Financial Officer (principal financial officer) of BlackRock Bond Allocation Target Shares

Date: February 25, 2011